Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets [Abstract]
Common stock, par value	$ 5	$ 5
Common stock, shares authorized	2,000,000	2,000,000
Common stock, shares issued	1,728,730	1,662,814
Treasury stock, shares	10,000	10,000